UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] ; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this report on Behalf of Reporting Manager:

Name:Mattew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		January 7, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41 Data Records

Form 13F Information Table Value Total: $276,639


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is files, other than the manager filing this report.

NONE

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	FORM 13F INFORMATION TABLE                                                                      Voting Authority


                                                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer                       Title of     CUSIP (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
------------------------------       -------- --------- -------------------     ----    ------- --------------------------------

3M COMPANY                           COM      88579y101   12344  146400SH              Sole              146400
ABAXIS INC COM                       COM      002567105    5421  151175SH              Sole              151175
AFLAC INC COM                        COM      001055102    4591   73300SH              Sole               73300
ALLERGAN INC                         COM      018490102   12152  189170SH              Sole              189170
ALTRIA GROUP                         COM      718154107     246    3250SH              Sole                3250
APACHE CORP                          COM      037411105    2398   22300SH              Sole               22300
APPLE COMPUTER INC COM               COM      037833100    9777   49357SH              Sole               49357
AUTOMATIC DATA PROCESSING            COM      053015103    4440   99700SH              Sole               99700
BARD CR INC                          COM      067383109   11585  122200SH              Sole              122200
BECTON DICKINSON & CO                COM      075887109   10715  128200SH              Sole              128200
BROWN FORMAN CORP                    COM      115637209    6685   90200SH              Sole               90200
CALWEST BANCORP                      COM      13169q102     306   37507SH              Sole               37507
CEPHALON INC COM                     COM      156708109    8579  119550SH              Sole              119550
CHARLES SCHWAB INC                   COM      808513105    9175  359100SH              Sole              359100
CHATTEM INC                          COM      162456107    3460   45800SH              Sole               45800
CHURCH & DWIGHT INC COM              COM      171340102   20688  382620SH              Sole              382620
CISCO SYS INC                        COM      17275R102    4707  173900SH              Sole              173900
CITY NATL CORP COM                   COM      178566105    5438   91320SH              Sole               91320
DENTSPLY INTERNATIONAL INC           COM      249030107    2652   58900SH              Sole               58900
EBAY INC COM                         COM      278642103    6242  188080SH              Sole              188080
ECOLAB INC                           COM      278865100    5887  114950SH              Sole              114950
GENERAL ELECTRIC CO                  COM      369604103     252    6800SH              Sole                6800
HAIN CELESTIAL GRP INC COM           COM      405217100    9184  287000SH              Sole              287000
HEALTHCARE SVCS GP INC COM           COM      421906108    5175  244313SH              Sole              244313
HEINZ H J CO COM                     COM      423074103    8213  175950SH              Sole              175950
IDEXX LABS                           COM      45168d104    4386   74800SH              Sole               74800
INTERNATIONAL GAME TEC COM           COM      459902102    5210  118600SH              Sole              118600
LOGITECH INTL S A SPONSORED AD       COM      541419107    5837  159300SH              Sole              159300
PEPSICO INC                          COM      713448108   16440  216595SH              Sole              216595
PROCTER & GAMBLE CO                  COM      742718109   11241  153110SH              Sole              153110
QUALCOMM INC COM                     COM      747525103    6645  168875SH              Sole              168875
RESMED INC COM                       COM      761152107    3026   57600SH              Sole               57600
SAVE THE WORLD AIR INC               COM      805147105       8   25000SH              Sole               25000           25000
SCHERING PLOUGH CORP COM             COM      806605101    5175  194275SH              Sole              194275
SOUTHERN CO COM                      COM      842587107    3456   89200SH              Sole               89200
STARBUCKS CORP                       COM      855244109    7942  387995SH              Sole              387995
TEVA PHARMACEUTICAL INDS             COM      881624209   15860  341215SH              Sole              341215
UNITED PARCEL SERVICE CL B           COM      911312106    5919   83700SH              Sole               83700
WM WRIGLEY JR CO                     COM      982526105    6227  106350SH              Sole              106350
WMS INDS INC COM                     COM      929297109    7164  195537SH              Sole              195537
XCEL ENERGY                          COM      98389B100    1792   79400SH              Sole               79400
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